Summary of Significant Accounting Policies - Summary of Accounts Receivable From Customers (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	43.00%
Customer B
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable		34.00%
Customer C
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable		16.00%
Customer G
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	25.00%